Earnings per share (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Note 3. Earnings per share

The following is a summary of the basic and diluted earnings per share for the three and six months ended June 30, 2018 and 2017.

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Net income available to common shareholders	$3,931,556	$1,648,286	$7,346,326	$3,097,138
Weighted average common shares outstanding	12,201,185	8,216,567	11,708,746	7,872,609
Effect of dilutive stock options	119,313	108,971	113,751	104,673
Diluted shares	12,320,498	8,325,538	11,822,497	7,977,282
Basic earnings per common share	$0.32	$0.20	$0.63	$0.39
Diluted earnings per common share	$0.32	$0.20	$0.62	$0.39

For the three and six months ended June 30, 2018 and 2017, the effects of outstanding antidilutive stock options are excluded from the computation of diluted earnings per common share because the exercise price of such options is higher than the market price. There were no and 13,916 antidilutive stock options for the three and six months ended June 30, 2018 and 2017

Note 18.    Earnings Per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding. Diluted earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding and dilutive common share equivalents using the treasury stock method. Dilutive common share equivalents include common shares issuable upon exercise of outstanding stock options and restricted stock. The effect from the stock options on incremental shares from the assumed conversions for net income per share-basic and net income per share-diluted are presented below. There were antidilutive shares of 13,166 and 17,649 for the years ended December 31, 2017 and 2016, respectively.

(Dollars in thousands, except share amounts)	2017	2016
Basic earnings per share computation:
Net income available to common stockholders	$4,820	$4,777
Average common shares outstanding – basic	8,639,212	5,838,574
Basic earnings per share	$0.56	$0.82
Diluted earnings per share computation:
Net income available to common stockholders	$4,820	$4,777
Average common shares outstanding – basic	8,639,212	5,838,574
Incremental shares from assumed conversions:
Stock options	154,315	280,369
Average common shares outstanding - diluted	8,793,527	6,118,943
Diluted earnings per share	$0.55	$0.78